Commodity And Other Derivative Contractual Assets And Liabilities (Derivative Volumes) (Details) lb in Thousands, gal in Millions, T in Millions, MMBTU in Millions, $ in Millions	Dec. 31, 2017 USD ($) T MMBTU GWh gal lb	Dec. 31, 2016 USD ($) T MMBTU GWh gal lb
Natural Gas Derivative [Member]
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | MMBTU	1,259	1,282
Electricity (in GWh) [Member]
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume	114,129	75,322
Congestion Revenue RIghts (in GWh) [Member]
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume	110,913	126,573
Coal (in tons) [Member]
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | T	2	12
Fuel oil (in gallons) [Member]
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | gal	5	34
Uranium (in pounds) [Member]
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | lb	325	25
Interest rate swaps - Floating/fixed [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount | $	$ 3,000	$ 3,000